Operating Leases - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 23, 2020	Jan. 21, 2020
Lessee, Lease, Description [Line Items]
Operating lease expense	$ 733,000	$ 592,000	$ 1,407,000	$ 1,202,000	$ 2,300,000
Variable lease expense	806,000	858,000	1,582,000	1,681,000	2,800,000
Rent expense						$ 4,700,000	$ 2,200,000
Sublease income	102,000	$ 131,000	203,000	280,000	500,000
Sublease rental income						$ 400,000
Operating lease, right-of-use asset	10,443,000		10,443,000		5,618,000
Operating lease liability	$ 24,830,000		24,830,000		20,527,000
Payments related to operating leases			$ 3,200,000	$ 2,700,000	$ 5,600,000
Weighted-average remaining lease term	8 years 2 months 12 days		8 years 2 months 12 days		7 years 10 months 24 days
Weighted-average discount rate	5.70%		5.70%		6.00%
Minimum
Lessee, Lease, Description [Line Items]
Monthly rental payments			$ 17,000		$ 17,000
Maximum
Lessee, Lease, Description [Line Items]
Monthly rental payments			$ 280,000		$ 280,000
Lease Commenced In August 2020 Expiring In December 2030
Lessee, Lease, Description [Line Items]
Expected total future commitment									$ 10,000,000.0
Lease Commenced in August 2020 Expiring In November 2030
Lessee, Lease, Description [Line Items]
Expected total future commitment									$ 7,900,000
Lease Commenced on January 23, 2020
Lessee, Lease, Description [Line Items]
Operating lease, right-of-use asset								$ 5,400,000
Operating lease liability								$ 5,400,000